STOCKHOLDERS' EQUITY AND REGULATORY CAPITAL (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Kentucky First Federal [Member]
Tier 1 risk-based capital, Common Equity Actual Amount	$ 52,768
Tier 1 risk-based capital, Common Equity Actual Ratio	31.90%
Tier 1 risk-based capital, Common Equity for capital adequacy purposes Amount	$ 7,443
Tier 1 risk-based capital, Common Equity For capital adequacy purposes Ratio	4.50%
Total risk-based capital, Common Equity To be Well capitalized under prompt corrective action provisions Amount	$ 0
Total risk-based capital, Common Equity To be Well capitalized under prompt corrective action provisions Ratio	0.00%
Tier 1 core capital, Actual Amount	$ 52,768
Tier 1 core capital, Actual Ratio	31.90%
Tier 1 core capital, For capital adequacy purposes Amount	$ 9,923
Tier 1 core capital, For capital adequacy purposes Ratio	6.00%
Tier 1 core capital, To be Well capitalized under prompt corrective action provisions Amount	$ 0
Tier 1 core capital, To be Well capitalized under prompt corrective action provisions Ratio	0.00%
Total risk-based capital, Actual Amount	$ 54,386
Total risk-based capital, Actual Ratio	32.90%
Total risk-based capital, For capital adequacy purposes Amount	$ 13,231
Total risk-based capital, For capital adequacy purposes Ratio	8.00%
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	$ 0
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	0.00%
Tier 1 risk-based capital, Actual Amount	$ 52,768
Tier 1 risk-based capital, Actual Ratio	18.70%
Tier 1 risk-based capital, For capital adequacy purposes Amount	$ 11,312
Tier 1 risk-based capital, For capital adequacy purposes Ratio	4.00%
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	$ 0
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	0.00%
First Federal of Hazard [Member]
Tier 1 risk-based capital, Common Equity Actual Amount	$ 16,478
Tier 1 risk-based capital, Common Equity Actual Ratio	43.80%
Tier 1 risk-based capital, Common Equity for capital adequacy purposes Amount	$ 1,694
Tier 1 risk-based capital, Common Equity For capital adequacy purposes Ratio	4.50%
Total risk-based capital, Common Equity To be Well capitalized under prompt corrective action provisions Amount	$ 2,447
Total risk-based capital, Common Equity To be Well capitalized under prompt corrective action provisions Ratio	6.50%
Tier 1 core capital, Actual Amount	$ 16,478	$ 15,880
Tier 1 core capital, Actual Ratio	43.80%	19.80%
Tier 1 core capital, For capital adequacy purposes Amount	$ 2,259	$ 3,206
Tier 1 core capital, For capital adequacy purposes Ratio	6.00%	4.00%
Tier 1 core capital, To be Well capitalized under prompt corrective action provisions Amount	$ 3,012	$ 4,007
Tier 1 core capital, To be Well capitalized under prompt corrective action provisions Ratio	8.00%	5.00%
Total risk-based capital, Actual Amount	$ 16,950	$ 16,368
Total risk-based capital, Actual Ratio	45.00%	42.00%
Total risk-based capital, For capital adequacy purposes Amount	$ 3,012	$ 3,116
Total risk-based capital, For capital adequacy purposes Ratio	8.00%	8.00%
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	$ 3,765	$ 3,895
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	10.00%	10.00%
Tier 1 risk-based capital, Actual Amount	$ 16,478	$ 15,880
Tier 1 risk-based capital, Actual Ratio	21.80%	40.80%
Tier 1 risk-based capital, For capital adequacy purposes Amount	$ 3,023	$ 3,206
Tier 1 risk-based capital, For capital adequacy purposes Ratio	4.00%	4.00%
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	$ 3,779	$ 2,337
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	5.00%	6.00%
First Federal of Frankfort [Member]
Tier 1 risk-based capital, Common Equity Actual Amount	$ 32,104
Tier 1 risk-based capital, Common Equity Actual Ratio	25.10%
Tier 1 risk-based capital, Common Equity for capital adequacy purposes Amount	$ 5,763
Tier 1 risk-based capital, Common Equity For capital adequacy purposes Ratio	4.50%
Total risk-based capital, Common Equity To be Well capitalized under prompt corrective action provisions Amount	$ 8,324
Total risk-based capital, Common Equity To be Well capitalized under prompt corrective action provisions Ratio	6.50%
Tier 1 core capital, Actual Amount	$ 32,104	$ 31,647
Tier 1 core capital, Actual Ratio	25.10%	14.80%
Tier 1 core capital, For capital adequacy purposes Amount	$ 7,684	$ 9,154
Tier 1 core capital, For capital adequacy purposes Ratio	6.00%	4.00%
Tier 1 core capital, To be Well capitalized under prompt corrective action provisions Amount	$ 10,245	$ 11,443
Tier 1 core capital, To be Well capitalized under prompt corrective action provisions Ratio	8.00%	5.00%
Total risk-based capital, Actual Amount	$ 33,101	$ 32,531
Total risk-based capital, Actual Ratio	25.90%	26.40%
Total risk-based capital, For capital adequacy purposes Amount	$ 10,245	$ 9,845
Total risk-based capital, For capital adequacy purposes Ratio	8.00%	8.00%
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	$ 12,806	$ 12,306
Total risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	10.00%	10.00%
Tier 1 risk-based capital, Actual Amount	$ 32,104	$ 31,647
Tier 1 risk-based capital, Actual Ratio	14.90%	25.70%
Tier 1 risk-based capital, For capital adequacy purposes Amount	$ 8,645	$ 9,154
Tier 1 risk-based capital, For capital adequacy purposes Ratio	4.00%	4.00%
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Amount	$ 10,807	$ 7,384
Tier 1 risk-based capital, To be Well capitalized under prompt corrective action provisions Ratio	5.00%	6.00%